Provisions and other current liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
22. Provisions and other current liabilities
(USD millions)	2020	2019

Taxes other than income taxes	749	471

Restructuring provisions	459	438

Accrued expenses for goods and services received but not invoiced	1 167	1 046

Accruals for royalties	732	653

Accrued interests on financial debt	133	98

Provisions for deductions from revenue	6 256	5 595

Accruals for compensation and benefits, including social security	2 286	2 464

Environmental remediation liabilities	167	122

Deferred income	56	114

Provisions for product liabilities, governmental investigations and other legal matters [1]	306	1 169

Accrued share-based payments	269	326

Contingent considerations [2]	62	78

Commitment for repurchase of own shares [3]	1 769

Other payables	716	764

Total provisions and other current liabilities	15 127	13 338

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.

Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
					Income statement charge[2]

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2020
US-specific healthcare plans and program rebates	1 981			– 5 560	– 107	5 739		2 053

Non-US-specific healthcare plans and program rebates	1 769		167	– 2 597	7	2 940	– 14	2 272

Non-healthcare plans and program-related rebates, returns and other deductions	1 845		67	– 11 137	– 51	11 094	113	1 931

Total 2020	5 595		234	– 19 294	– 151	19 773	99	6 256

2019
US-specific healthcare plans and program rebates	1 883	0		– 5 183	– 193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	– 28	– 19	– 2 467	– 2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	– 166	9	– 11 698	– 25	11 868	103	1 845

Total 2019	5 262	– 194	– 10	– 19 348	– 220	20 001	104	5 595

2018
US-specific healthcare plans and program rebates	1 590			– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356		– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726		– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672		– 129	– 18 567	– 98	19 052	332	5 262

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Charges to the consolidated income statement from continuing operations were USD 18 248 million in 2018.
Restructuring provisions movements
(USD millions)	2020	2019	2018

January 1	438	507	153

Provisions related to discontinued operations [1]		– 8

Additions [2]	354	492	534

Cash payments	– 268	– 479	– 145

Releases [3]	– 87	– 72	– 33

Currency translation effects	22	– 2	– 2

December 31	459	438	507

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 521 million in 2018.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 31 million in 2018.
In 2020, additions to provisions of USD 354 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Region Europe.
• The Sandoz Division initiatives to realign its organizational structures to improve competiveness that commenced in 2019 continued.
• Group-wide initiatives to streamline Novartis Technical Operations through the setup of operations centers and implementation of new technologies, in the Innovative Medicines Division and the Sandoz Division, continued. In addition, Novartis Business Services continued the phased implementation of the new operating model to change outsourcing structures and transition activities to service centers.
In 2019, additions to provisions of USD 492 million were mainly related to the following reorganizations:
• The Innovative Medicines Division restructured its field force and supporting functions in Latin America, and following the Xiidra acquisition, its Ophthalmology field force in the US.
• The Sandoz Division initiatives to realign its organizational structures to improve competiveness. These initiatives include reduction in its headquarters, global functions and countries workforce, and the closure of its development center in Holzkirchen, Germany.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division and in the Sandoz Division, continued. In addition, Novartis Business Services launched the next phase of the new operating model to change outsourcing structures and transition activities to service centers.
In 2018, additions to provisions of USD 534 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Oncology business unit initiative to streamline its organizational structure. The objective was to enhance agility and efficiency, resulting in an acceleration of operational execution. In addition, a program to reorganize the Japanese business model was launched. Region Europe transformed its approach to market in light of the changing product portfolio. The objective was to speed up patient access.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division and in the Sandoz Division, continued. In addition, Novartis Business Services launched an initiative to reorganize its organizational structure to achieve cost efficiencies by shifting activities to global service centers.